UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About Your Semi Annual Report	This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of Contents
	Equity Portfolio Managers	1
	Performance Summary	2
	Fund Statistics (Unaudited)
	- RBC Emerging Markets Equity Fund	4
	- RBC Emerging Markets Small Cap Equity Fund	5
	Schedules of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	14
	- Statements of Operations	16
	- Statements of Changes in Net Assets	17
	Financial Highlights	19
	Notes to Financial Statements	23
	Share Class Information (Unaudited)	33
	Supplemental Information (Unaudited)	34
	Approval of Investment Advisory Agreement and Sub-Advisory Agreements	35

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”) serves as the investment sub-advisor to the RBC Emerging Markets Equity Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of the Funds’ portfolios is set forth below.

Philippe Langham

Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. Philippe joined RBC GAM (UK) in November 2009 from the asset management division of a large European bank, where he was Head of Global Emerging Markets. He was previously based at another global financial services firm in Zurich for four years where he was a director and Head of Emerging Markets and Asia in their Multi Asset Class Division. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a degree in Economics from the University of Manchester and has qualified as a Chartered Accountant.

1

PERFORMANCE SUMMARY

Aggregate Total Returns as of September 30, 2014 (Unaudited)

	Since Inception(a)	Net Expense Ratio(1)(2)(3)(4)	Gross Expense Ratio(1)(2)(3)(4)
RBC Emerging Markets Equity Fund
Class A
- Including Maximum Sales Charge of 5.75%	2.36%
- At Net Asset Value	8.60%	1.45%	8.77%

Class I	8.90%	1.20%	8.52%

MSCI Emerging Markets Net Index (b)	3.96%

RBC Emerging Markets Small Cap Equity Fund
Class A
- Including Maximum Sales Charge of 5.75%	3.11%
- At Net Asset Value	9.40%	1.85%	8.96%

Class I	9.60%	1.60%	8.71%

MSCI Emerging Markets Small Cap Net Index (b)	9.84%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us.

(1) The Funds’ expenses reflect actual expenses for the most recent fiscal year end (March 31, 2014).

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2016.

(3) For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

(4) Annualized.

(a)	The since inception date (commencement of operations) of each Fund is December 20, 2013.

(b)	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

The MSCI Emerging Markets Small Cap Net Index includes small cap representation across 21 emerging markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country.

2

This Page Intentionally Left Blank

3

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Equity Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI Emerging Markets Net Index

Asset Allocation as of 9/30/14 (% of fund’s investments) & Top Five Industries as of 9/30/14 (% of fund’s net assets)
Top Ten Holdings as of 9/30/14 (% of fund’s net assets)	HDFC Bank Ltd. ADR	4.50%	Naspers Ltd.	2.53%
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.14%	Credicorp Ltd.	2.46%
	Dr. Reddy’s Laboratories Ltd. ADR	2.58%	Axiata Group Berhad	2.34%
	China Mobile Ltd.	2.57%	SABMiller Plc	2.34%
	Lenovo Group Ltd.	2.54%	Samsung Electronics Co. Ltd.	2.28%

	*A listing of all portfolio holdings can be found beginning on page 6.
Growth of $10,000 Initial Investment Since Inception (12/20/13)
	The graph reflects an initial investment of $10,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

FUND STATISTICS (UNAUDITED)

RBC Emerging Markets Small Cap Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Small Cap Net Index				Benchmark

				Asset Allocation as of 9/30/14 (% of fund’s investments) as of 9/30/14 (% of fund’s net assets)

Market Vectors India Small-Cap Index	4.82%	WuXi PharmaTech Cayman, Inc. ADR	2.93%	Top Ten Holdings as of 9/30/14 (% of fund’s net assets)
ETF		Hyprop Investments Ltd.	2.80%
Security Bank Corp.	3.69%	DGB Financial Group, Inc.	2.72%
Delta Electronics Thailand Public Co.	3.58%	Ace Hardware Indonesia Tbk PT	2.58%
Ltd. - FOR		Chroma ATE, Inc.	2.53%
Sino Biopharmaceutical Ltd.	3.08%
Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	2.96%
*A listing of all portfolio holdings can be found beginning on page 10.

				Growth of $10,000 Initial Investment Since Inception (12/20/13)
The graph reflects an initial investment of $10,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

September 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 91.71%
Brazil — 6.91%
9,100	Banco Bradesco SA ADR	$129,675
7,800	Cia Hering	78,677
4,500	Totvs SA	68,297
4,800	Vale SA ADR	52,848
5,500	WEG SA	64,330

		393,827

Chile — 1.53%
7,894	Cia Cervecerias Unidas SA	86,901
China — 12.85%
1,300	Alibaba Group Holding Ltd. ADR*	115,505
508	Baidu, Inc. ADR*	110,861
29,000	China Merchants Holdings International Co. Ltd.	89,567
12,500	China Mobile Ltd.	146,281
27,000	China Resources Land Ltd.	55,540
60,000	Guangdong Investment Ltd.	70,139
97,000	Lenovo Group Ltd.	144,481

		732,374

Hong Kong — 7.15%
23,000	AIA Group Ltd.	118,697
7,850	Cheung Kong Holdings Ltd.	129,132
34,000	Samsonite International SA	109,379
15,800	Wynn Macau Ltd.	50,354

		407,562

India — 9.84%
2,800	Dr. Reddy’s Laboratories Ltd. ADR	147,140
5,500	HDFC Bank Ltd. ADR	256,190
1,500	Infosys Ltd. ADR	90,735
3,000	Mahindra & Mahindra Ltd. GDR	66,540

		560,605

Indonesia — 4.19%
130,600	Astra International Tbk PT	75,463
73,200	Bank Central Asia Tbk PT	78,558
610,000	Kalbe Farma Tbk PT	84,935

		238,956

Jordan — 1.86%
3,789	Hikma Pharmaceuticals Plc	106,149
Malaysia — 4.12%
62,500	Axiata Group Berhad	133,442

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2014 (Unaudited)

Shares		Value
17,600	Public Bank Berhad	$101,392

		234,834

Mexico — 3.29%
12,600	Grupo Financiero Banorte SAB de CV—Series O	80,691
1,500	Grupo Televisa SAB ADR	50,820
23,700	Kimberly-Clark de Mexico SAB de CV—Series A	55,921

		187,432

Nigeria — 1.15%
360,000	Guaranty Trust Bank Plc	65,305
Peru — 2.46%
915	Credicorp Ltd.	140,352
Philippines — 2.22%
7,060	SM Investments Corp.	126,250
Poland — 1.40%
1,368	Bank Pekao SA	79,984
Russia — 1.12%
1,100	Magnit OJSC GDR	63,536
South Africa — 10.11%
1,563	Aspen Pharmacare Holdings Ltd.	46,538
17,471	Clicks Group Ltd.	103,603
8,419	Discovery Ltd.	73,187
4,000	Mr. Price Group Ltd.	75,120
1,316	Naspers Ltd.	144,133
2,400	SABMiller Plc	133,172

		575,753

South Korea — 7.23%
947	Coway Co. Ltd.	75,528
1,450	Halla Visteon Climate Control Corp.	70,231
116	Samsung Electronics Co. Ltd.	129,921
200	Samsung Fire & Marine Insurance Co. Ltd.	53,531
1,800	Shinhan Financial Group Co. Ltd.	82,866

		412,077

Taiwan — 9.81%
5,000	Airtac International Group	40,280
9,000	Delta Electronics, Inc.	56,855
6,500	Giant Manufacturing Co. Ltd.	50,613
9,522	Standard Foods Corp. GDR	106,892
11,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	236,106

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2014 (Unaudited)

Shares		Value
39,220	Uni-President Enterprises Corp.	$68,024

		558,770

Thailand — 0.74%
29,500	Central Pattana Public Co. Ltd.—FOR	42,212
Turkey — 1.50%
37,378	Enka Insaat Ve Sanayi AS	85,379
United Arab Emirates — 2.23%
13,156	Dragon Oil Plc	127,320

Total Common Stocks		5,225,578

(Cost $4,899,979)

Equity Linked Securities — 1.30%
India — 1.30%
1,605	Hero Motocorp Ltd.	73,793

Total Equity Linked Securities		73,793

(Cost $56,155)

Preferred Stocks — 5.02%
China — 0.45%
6,600	China Merchants Holdings International Co. Ltd.(a)	25,720
South Korea — 4.57%
799	Hyundai Motor Co.	89,273
95	Samsung Electronics Co. Ltd.	80,820
438	Samsung Fire & Marine Insurance Co. Ltd.	90,450
		260,543

Total Preferred Stocks		286,263

(Cost $275,424)

Investment Company — 3.67%
209,116	Dreyfus Cash Management, Institutional Shares	209,116

Total Investment Company		209,116

(Cost $209,116)

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2014 (Unaudited)

Value
Total Investments	$5,794,750
(Cost $5,440,674)(b) — 101.70%
Liabilities in excess of other assets — (1.70)%	(96,752)

NET ASSETS — 100.00%	$5,697,998

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations	used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	27.69%
Consumer Discretionary	21.97%
Information Technology	16.11%
Consumer Staples	10.85%
Health Care	6.75%
Industrials	5.36%
Telecom Services	4.91%
Energy	2.23%
Utilities	1.23%
Materials	0.93%
Other*	1.97%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See notes to financial statements.

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

September 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 86.45%
Brazil — 5.05%
8,000	Cia Hering	$80,695
5,200	Porto Seguro SA	60,545
3,900	Totvs SA	59,191
5,750	Wilson Sons Ltd. BDR	77,050

		277,481

Chile — 3.61%
1,600	Inversiones Aguas Metropolitanas SA ADR	48,946
40,000	Parque Arauco SA	76,406
31,300	Sonda SA	72,733

		198,085

China — 12.13%
28,000	Asia Satellite Telecommunications Holdings Ltd.	93,572
140,000	CITIC Telecom International Holdings Ltd.	52,460
4,900	Hollysys Automation Technologies Ltd.*	110,201
170,000	Sino Biopharmaceutical Ltd.	169,181
144,000	Tao Heung Holdings Ltd.	79,929
4,600	WuXi PharmaTech Cayman, Inc. ADR*	161,092

		666,435

Hong Kong — 3.53%
108,000	Pacific Basin Shipping Ltd.	58,270
42,200	Samsonite International SA	135,759

		194,029

Indonesia — 4.73%
1,950,000	Ace Hardware Indonesia Tbk PT	141,636
120,000	Bank Tabungan Pensiunan Nasional Tbk PT*	45,217
2,200,000	Pakuwon Jati Tbk PT	72,985

		259,838

Jordan — 1.89%
3,700	Hikma Pharmaceuticals Plc	103,656
Malaysia — 3.72%
172,000	CapitaMalls Malaysia Trust REIT	74,959
12,000	LPI Capital Berhad	64,333
120,000	Oldtown Berhad	65,021

		204,313

Mexico — 3.62%
27,000	Corp. Inmobiliaria Vesta SAB de CV	58,099
24,000	Grupo Herdez SAB de CV	64,492

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2014 (Unaudited)

Shares		Value
41,300	Grupo Sports World SAB de CV*	$75,955

		198,546

Nigeria — 1.65%
300,000	Guaranty Trust Bank Plc	54,420
4,000	Guaranty Trust Bank Plc GDR	35,942

		90,362

Oman — 1.91%
52,000	BankMuscat SAOG	104,816
Peru — 0.61%
11,000	Grana y Montero SA	33,310
Philippines — 3.69%
62,000	Security Bank Corp.	202,686
Singapore — 1.13%
30,000	OSIM International Ltd.	61,823
South Africa — 8.77%
15,000	Clicks Group Ltd.	88,950
27,257	Consolidated Infrastructure Group Ltd.*	78,931
25,000	Howden Africa Holdings Ltd.	94,509
20,000	Hyprop Investments Ltd.	153,810
10,000	Oceana Group Ltd.	65,481

		481,681

South Korea — 7.07%
850	Coway Co. Ltd.	67,791
9,400	DGB Financial Group, Inc.	149,429
350	Hyundai Home Shopping Network Corp.	52,510
590	LS Industrial Systems Co. Ltd.	32,795
2,000	Naturalendo Tech Co. Ltd.*	85,937

		388,462

Taiwan — 12.92%
16,000	Airtac International Group	128,897
50,000	Chroma ATE, Inc.	138,727
11,500	Giant Manufacturing Co. Ltd.	89,546
4,000	Ginko International Co. Ltd.	53,748
22,000	Lumax International Corp. Ltd.	51,516
35,000	Pacific Hospital Supply Co. Ltd.	78,799
10,900	Standard Foods Corp. GDR	122,358

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2014 (Unaudited)

Shares		Value
20,000	Yungtay Engineering Co. Ltd.	$46,137

		709,728

Thailand — 9.41%
47,000	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	162,329
103,000	Delta Electronics Thailand Public Co. Ltd. - FOR	196,455
40,000	MK Restaurants Group Public Co. Ltd. - FOR	75,255
6,200	Siam City Cement Public Co. Ltd. - FOR	82,928

		516,967

Turkey — 1.01%
1,800	Turk Traktor ve Ziraat Makineleri AS	55,697

Total Common Stocks		4,747,915

(Cost $4,646,472)

Equity Linked Securities — 7.26%
India — 7.26%
22,000	Godrej Industries Ltd.	109,608
6,500	Ipca Laboratories Ltd.	83,350
20,000	Marico Ltd.	100,389
5,000	Sundaram Finance Ltd.	105,635

Total Equity Linked Securities		398,982

(Cost $293,235)

Exchange Traded Funds — 4.82%
India — 4.82%
6,000	Market Vectors India Small-Cap Index ETF	264,840

Total Exchange Traded Funds		264,840

(Cost $179,322)

Preferred Stocks — 2.36%
Philippines — 0.00%
58,000	Security Bank Corp.(a)	129

South Korea — 2.36%
120	Amorepacific Corp.	129,229

Total Preferred Stocks		129,358

(Cost $46,641)

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2014 (Unaudited)

Shares		Value
Investment Company — 0.25%
13,575	Dreyfus Cash Management, Institutional Shares	$13,575

Total Investment Company		13,575

(Cost $13,575)

Total Investments		$5,554,670
(Cost 5,179,245)(b) — 101.14%

Liabilities in excess of other assets — (1.14)%		(62,689)

NET ASSETS — 100.00%		$5,491,981

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.89%
Consumer Discretionary	15.67%
Health Care	13.40%
Industrials	11.96%
Consumer Staples	11.58%
Information Technology	10.51%
Materials	3.51%
Telecom Services	2.66%
Utilities	0.89%
Other*	3.93%

100.00%

*	Includes cash, Exchange Traded Funds, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See notes to financial statements.

13

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund
Assets:
Investments, at value (cost $5,440,674 and $5,179,245, respectively)	$5,794,750	$5,554,670
Foreign currency, at value (cost $5,736 and $40,438, respectively)	5,693	39,899
Interest and dividends receivable	4,338	5,304
Receivable from advisor	15,976	14,493
Receivable for investments sold	53,418	—
Prepaid expenses	30,269	30,258

Total Assets	5,904,444	5,644,624

Liabilities:
Payable for investments purchased	81,506	35,856
Accrued expenses and other payables:
Accounting fees	3,440	3,439
Distribution fees	5,055	5,135
Custodian fees	12,364	12,190
Trustees’ fees	154	156
Shareholder reports	5,183	3,265
Audit fees	28,954	28,954
Transfer agent fees	4,507	4,547
Offering costs	58,841	58,841
Other	6,442	260

Total Liabilities	206,446	152,643

Net Assets	$5,697,998	$5,491,981

Net Assets Consist Of:
Capital	$5,229,318	$5,000,129
Undistributed net investment income	58,471	54,809
Accumulated net realized gains from investment and foreign currency transactions	56,023	62,078
Net unrealized appreciation on investments and foreign currency transactions	354,186	374,965

Net Assets	$5,697,998	$5,491,981

See notes to financial statements.

14

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2014 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund
Net Assets:
Class A	$2,716,154	$2,751,404
Class I	2,981,844	2,740,577

Total	$5,697,998	$5,491,981

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	250,000	251,474
Class I	273,933	250,000

Total	523,933	501,474

Net Asset Values and Redemption Prices Per Share:
Class A (a)	$10.86	$10.94

Class I	$10.89	$10.96

Maximum Offering Prices Per Share:
Class A	$11.52	$11.61

Maximum Sales Charge - Class A	5.75%	5.75%

(a) For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

15

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended September 30, 2014 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund
Investment Income:
Dividend income	$90,288	$82,920
Foreign tax withholding	(9,256)	(9,922)

Total Investment Income	81,032	72,998

Expenses:
Investment advisory fees	27,007	34,514
Distribution fees - Class A	3,396	3,458
Accounting fees	21,701	21,697
Audit fees	15,054	15,054
Legal fees	5,767	5,765
Custodian fees	13,233	13,233
Insurance fees	1,690	1,690
Trustees’ fees	90	92
Transfer agent fees - Class A	3,345	3,345
Transfer agent fees - Class I	3,606	3,606
Shareholder reports	5,247	5,216
Registration and filing fees	7,696	7,696
Offering costs	43,772	43,746
Other fees	8,076	8,666

Total expenses before fee waiver/reimbursement	159,680	167,778

Expenses waived/reimbursed by:
Advisor	(122,177)	(120,146)

Net Expenses	37,503	47,632

Net Investment Income	43,529	25,366

Realized/Unrealized Gains (Losses):
Net realized gains (losses) on:
Investment transactions	105,526	85,841
Foreign currency transactions	(1,019)	(3,785)

Net realized gains	104,507	82,056

Net change in unrealized appreciation (depreciation) on:
Investments	204,159	184,361
Foreign currency transactions	(169)	(1,108)

Net unrealized gains	203,990	183,253

Change in net assets resulting from operations	$352,026	$290,675

See notes to the financial statements.

16

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Emerging Markets Equity Fund
	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$43,529	$2,218
Net realized gains (losses) from investments and foreign currency transactions	104,507	(51,442)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	203,990	150,196

Change in net assets resulting from operations	352,026	100,972

Capital Transactions:
Proceeds from shares issued	245,000	5,000,000
Distributions reinvested	—	—
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	245,000	5,000,000

Net increase in net assets	597,026	5,100,972
Net Assets:
Beginning of period	5,100,972	—

End of period	$5,697,998	$5,100,972

Undistributed net investment income	$58,471	$14,942

Share Transactions:
Issued	23,933	500,000
Reinvested	—	—
Redeemed	—	—

Change in shares resulting from capital transactions	23,933	500,000

(a) For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

See notes to financial statements.

17

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Emerging Markets Small Cap Equity Fund
	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$25,366	$21,792
Net realized gains (losses) from investments and foreign currency transactions	82,056	(28,023)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	183,253	191,712

Change in net assets resulting from operations	290,675	185,481

Capital Transactions:
Proceeds from shares issued	28,262	5,000,000
Distributions reinvested	—	—
Cost of shares redeemed	(12,437)	—

Change in net assets resulting from capital transactions	15,825	5,000,000

Net increase in net assets	306,500	5,185,481

Net Assets:
Beginning of period	5,185,481	—

End of period	$5,491,981	$5,185,481

Undistributed net investment income	$54,809	$29,443

Share Transactions:
Issued	2,600	500,000
Reinvested	—	—
Redeemed	(1,126)	—

Change in shares resulting from capital transactions	1,474	500,000

(a) For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.20	$10.00

Net investment income(b)	0.08	—
Realized and unrealized gains	0.58	0.20

Total from investment activities	0.66	0.20

Net asset value, end of period	$10.86	$10.20

Total Return:*(c)(d)	6.47%	2.00%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.45%	1.45%
Ratio of Net Investment Income to Average Net Assets	1.40%	0.04%
Ratio of Expenses to Average Net Assets**	5.75%	8.77%

Net assets, end of period (in thousands)	$2,716	$2,550
Portfolio turnover***	20%	11%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Annualized.

See notes to the financial statements.

19

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.21	$10.00

Net investment income(b)	0.09	0.01
Realized and unrealized gains	0.59	0.20

Total from investment activities	0.68	0.21

Net asset value, end of period	$10.89	$10.21

Total Return:*(c)(d)	6.66%	2.10%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.65%	0.29%
Ratio of Expenses to Average Net Assets**	5.50%	8.52%

Net assets, end of period (in thousands)	$2,982	$2,551
Portfolio turnover***	20%	11%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Annualized.

See notes to the financial statements.

20

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.37	$10.00

Net investment income(b)	0.04	0.04
Realized and unrealized gains	0.53	0.33

Total from investment activities	0.57	0.37

Net asset value, end of period	$10.94	$10.37

Total Return:*(c)(d)	5.50%	3.70%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.85%	1.85%
Ratio of Net Investment Income to Average Net Assets	0.79%	1.49%
Ratio of Expenses to Average Net Assets**	6.19%	8.96%

Net assets, end of period (in thousands)	$2,751	$2,592
Portfolio turnover***	19%	19%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Annualized.

See notes to the financial statements.

21

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.37	$10.00

Net investment income(b)	0.06	0.05
Realized and unrealized gains	0.53	0.32

Total from investment activities	0.59	0.37

Net asset value, end of period	$10.96	$10.37

Total Return:*(c)(d)	5.69%	3.70%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.60%	1.60%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.74%
Ratio of Expenses to Average Net Assets**	5.96%	8.71%

Net assets, end of period (in thousands)	$2,741	$2,594
Portfolio turnover***	19%	19%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Annualized.

See notes to the financial statements.

22

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

The Funds offer two share classes: Class A and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data

23

NOTES TO FINANCIAL STATEMENTS

including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North America close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North America daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

24

NOTES TO FINANCIAL STATEMENTS

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2014 is as follows

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Investments in Securities
Common Stocks:
Brazil	$ 393,827	$ —	$ —	$ 393,827
Chile	86,901	—	—	86,901
China	226,366	506,008	—	732,374
Hong Kong	—	407,562	—	407,562
India	560,605	—	—	560,605
Indonesia	—	238,956	—	238,956
Jordan	—	106,149	—	106,149
Malaysia	—	234,834	—	234,834
Mexico	187,432	—	—	187,432
Nigeria	—	65,305	—	65,305
Peru	140,352	—	—	140,352
Philippines	—	126,250	—	126,250
Poland	—	79,984	—	79,984
Russia	63,536	—	—	63,536

25

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks: (continued)
South Africa	$—	$575,753	$—	$575,753
South Korea	—	412,077	—	412,077
Taiwan	342,998	215,772	—	558,770
Thailand	—	42,212	—	42,212
Turkey	—	85,379	—	85,379
United Arab Emirates	—	127,320	—	127,320

Total Common Stocks	2,002,017	3,223,561	—	5,225,578

Equity Linked Securities	—	73,793	—	73,793
Preferred Stock	—	260,543	25,720	286,263
Investment Company	209,116	—	—	209,116

Total Assets	$2,211,133	$3,557,897	$25,720	$5,794,750

Emerging Markets Small Cap Equity Fund Investments in Securities
Common Stocks:
Brazil	$277,481	$—	$—	$277,481
Chile	198,085	—	—	198,085
China	271,293	395,142	—	666,435
Hong Kong	—	194,029	—	194,029
Indonesia	—	259,838	—	259,838
Jordan	—	103,656	—	103,656
Malaysia	—	204,313	—	204,313
Mexico	198,546	—	—	198,546
Nigeria	—	90,362	—	90,362
Oman	—	104,816	—	104,816
Peru	33,310	—	—	33,310
Philippines	—	202,686	—	202,686
Singapore	—	61,823	—	61,823
South Africa	—	481,681	—	481,681
South Korea	—	388,462	—	388,462
Taiwan	122,358	587,370	—	709,728
Thailand	—	516,967	—	516,967
Turkey	—	55,697	—	55,697

Total Common Stocks	1,101,073	3,646,842	—	4,747,915
Equity Linked Securities	—	398,982	—	398,982
Exchange Traded Funds	264,840	—	—	264,840
Preferred Stock	—	129,229	129	129,358
Investment Company	13,575	—	—	13,575

Total Assets	$1,379,488	$4,175,053	$129	$5,554,670

The Funds did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2014.

During the period ended September 30, 2014, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

26

NOTES TO FINANCIAL STATEMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	Preferred Stocks		Preferred Stocks		Corporate Bonds
Balance as of 3/31/14 (value)	$—		$—		$2,026
Purchases	25,761		133		—
Sales	—		—		(2,155)
Gains	—		—		127
Change in unrealized appreciation (depreciation)	(41	)*	(4	)*	2

Balance as of 9/30/14 (value)	$25,720		$129		$—

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at September 30, 2014.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held at September 30, 2014.

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statement of Operations. Unamortized offering costs are included in prepaid expenses on the Statement of Assets and Liabilities.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the

27

NOTES TO FINANCIAL STATEMENTS

cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Markets Equity Fund	0.95%
Emerging Markets Small Cap Equity Fund	1.25%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until January 31, 2016.

	Class A Annual Rate	Class I Annual Rate
Emerging Markets Equity Fund	1.45%	1.20%
Emerging Markets Small Cap Equity Fund	1.85%	1.60%

28

NOTES TO FINANCIAL STATEMENTS

This expense limitation agreement is in place until January 31, 2016 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At September 30, 2014, the amounts subject to possible recoupment under the expense limitation agreement are $219,274 and $215,849 for the Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, respectively.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

The Funds are sub-advised by RBC GAM (UK), which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $35,000 ($41,500 effective October 1, 2014). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

On December 20, 2013, the Advisor invested $5 million in each Fund to provide each Fund with its initial investment assets. The table below shows, as of September 30, 2014, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund
Emerging Markets Equity Fund	$5,697,998	500,000	95.4%
Emerging Markets Small Cap Equity Fund	$5,491,981	500,000	99.7%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.25%.

29

NOTES TO FINANCIAL STATEMENTS

Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2014, there were no fees waived by the Distributor.

For the period ended September 30, 2014, the Distributor did not receive any commissions from front-end sales charges of Class A shares of the Funds.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2014.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2014 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$1,340,452	$1,087,567
Emerging Markets Small Cap Equity Fund	1,189,770	1,038,276

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$2,500,000	$25,406	$2,500,000
Distributions reinvested	—	—	—	—
Cost of shares redeemed	—	—	(9,584)	—

Change in Class A	$—	$2,500,000	$15,822	$2,500,000

Class I
Proceeds from shares issued	$245,000	$2,500,000	$2,856	$2,500,000
Distributions reinvested	—	—	—	—
Cost of shares redeemed	—	—	(2,853)	—

Change in Class I	$245,000	$2,500,000	$3	$2,500,000

Change in net assets resulting from capital transactions	$245,000	$5,000,000	$15,825	$5,000,000

30

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
SHARE TRANSACTIONS:
Class A
Issued	—	250,000	2,341	250,000
Reinvested	—	—	—	—
Redeemed	—	—	(867)	—

Change in Class A	—	250,000	1,474	250,000

Class I
Issued	23,933	250,000	259	250,000
Reinvested	—	—	—	—
Redeemed	—	—	(259)	—

Change in Class I	23,933	250,000	—	250,000

Change in shares resulting from capital transactions	23,933	500,000	1,474	500,000

(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the period ended March 31, 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$5,442,822	$545,550	$(193,622)	$351,928
Emerging Markets Small Cap Equity Fund	5,179,353	634,825	(259,508)	375,317

There were no distributions for the period ended March 31, 2014 for the Funds.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2015.

As of March 31, 2014, the Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund had a short-term capital loss carryforward of $48,338 and $19,125, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

31

NOTES TO FINANCIAL STATEMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund did not have any deferred qualified late-year ordinary losses.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the period ended September 30, 2014, there were no redemption fees collected by the Funds.

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of September 30, 2014, the Funds had not used soft dollar arrangements. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events:

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

The RBC Funds Trust filed with the Securities and Exchange Commission a post-effective amendment to its registration statement to create two new series under the Trust. These new Funds, the RBC Global Opportunities Fund and the RBC International Opportunities Fund are expected to become effective and commence operations on or about December 3, 2014. RBC Global Asset Management (U.S.) Inc. will be the Funds’ investment advisor, and RBC Global Asset Management (UK) Limited will serve as the Funds’ sub-advisor.

32

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Emerging Markets Equity Funds offer two share classes. These two share classes are the A and I classes.

Class A

Class A shares of all Funds are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

33

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14-9/30/14	Annualized Expense Ratio During Period 4/1/14-9/30/14

Emerging Markets Equity Fund	Class A	$1,000.00	$1,064.70	$7.51	1.45%
	Class I	1,000.00	1,066.60	6.22	1.20%

Emerging Markets Small Cap Equity Fund	Class A	1,000.00	1,055.00	9.53	1.85%
	Class I	1,000.00	1,056.90	8.25	1.60%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14-9/30/14	Annualized Expense Ratio During Period 4/1/14-9/30/14

Emerging Markets Equity Fund	Class A	$1,000.00	$1,017.80	$7.33	1.45%
	Class I	1,000.00	1,019.05	6.07	1.20%

Emerging Markets Small Cap Equity Fund	Class A	1,000.00	1,015.79	9.35	1.85%
	Class I	1,000.00	1,017.05	8.09	1.60%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

34

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2014, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund (each a “Fund” and together, the “Funds”), the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisors (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year ending September 30, 2015.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Funds, and the Funds’ performance and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. The Trustees also considered information obtained as a result of a due diligence visit to the London-based Sub-Advisor by representatives of the Advisor and the Funds’ independent auditor focused on topics including business strategy and product development, compliance, risk, operational matters and financial controls. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor and Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees were satisfied with the Advisor’s view that it was premature to impose contractual advisory fee breakpoints, but determined that profitability and economies of scale information would be developed over time as the Funds operate, so that the Advisor and Trustees could evaluate fee levels and possible future economies of scale.

The Trustees’ considerations included other benefits expected to be derived by the Advisor and the Sub-Advisor from their relationship with the Funds, such as from the Advisor’s role as co-administrator to the Funds.

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategy and demonstrated capabilities with respect to fundamental analysis, as well as geographic expertise, in international equity investing. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees noted that the performance of the Funds for their initial period of operations was within the top quintiles and was favorable versus peers and benchmarks. The Trustees expressed confidence in the investment teams of the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

35

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Based upon their review, the Trustees determined that the advisory and sub advisory fees payable to the Advisor and Sub-Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor and Sub-Advisor under all of the circumstances and were within the range of what might have been negotiated at arms’ length. The overall expense level for the RBC Emerging Markets Equity Fund was favorable but the overall expense level for the RBC Emerging Markets Small Cap Fund was above median versus peers, so the Trustees sought agreement from the Advisor to monitor and evaluate overall expense levels going forward in this regard. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

36

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2014.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-14

	RBC Funds

About Your Semi Annual Report	This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of Contents
	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics (Unaudited)
	- RBC Short Duration Fixed Income Fund	3
	- RBC Ultra-Short Fixed Income Fund	4
	Schedules of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	16
	- Statements of Operations	18
	- Statements of Changes in Net Assets	19
	Financial Highlights	21
	Notes to Financial Statements	25
	Share Class Information (Unaudited)	35
	Supplemental Information (Unaudited)	36
	Approval of Investment Advisory Agreement (Unaudited)	37

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Brandon T. Swenson, CFA

Vice-President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

PERFORMANCE SUMMARY

Aggregate Total Returns as of September 30, 2014 (Unaudited)

	Since Inception(a)	Net Expense Ratio(1)(2)(3)(4)	Gross Expense Ratio(1)(2)(3)(4)
RBC Short Duration Fixed Income Fund
- At Net Asset Value
Class F	0.41%	0.45%	43.21%
Class I	1.10%	0.35%	3.66%

BofA Merrill Lynch 1-3
Year U.S. Corporate/
Government Bond Index (b)	0.65%

RBC Ultra-Short Fixed Income Fund
- At Net Asset Value
Class F	0.48%	0.40%	43.18%
Class I	0.56%	0.30%	3.70%

BofA Merrill Lynch
1-Year U.S. Treasury Bill
Index (b)	0.21%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us. Please see footnotes below.

The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index is an unmanaged index that tracks the performance of US dollar denominated investment grade debt publicly issued in the US domestic market with a remaining term to final maturity less than 3 years, including US Treasury, US agency, foreign government, supranational and corporate securities.

The BofA Merrill Lynch 1-Year U.S. Treasury Bill Index is an unmanaged index tracking U.S. government securities with 1 year remaining to maturity.

(1) The Funds’ expenses reflect the most recent fiscal year end (March 31, 2014).

(2) The Adviser has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2016.

(3) For the period from March 3, 2014 (commencement of operations) to March 31, 2014 for Class F shares and the period from December 30, 2013 (commencement of operations) to March 31, 2014 for Class I shares.

(4) Annualized.

(a) The inception date (commencement date) is March 3, 2014 for Class F shares and December 30, 2013 for Class I shares.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

2

FUND STATISTICS (UNAUDITED)

RBC Short Duration Fixed Income Fund
Current income and capital appreciation.				Investment Objective
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index				Benchmark

				Asset Allocation (as of 9/30/14) (% of fund’s investments)

AT&T, Inc., 5.80%, 2/15/19	1.96%	PNC Funding Corp., 5.63%, 2/1/17	1.55%	Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)
Verizon Communications, Inc., 1.00%, 6/17/19	1.74%	Citigroup, Inc., 5.50%, 2/15/17	1.55%
Fannie Mae, 0.08%, 10/2/14	1.71%	Bank of America, N.A., 5.30%, 3/15/17	1.54%
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1.62%	JPMorgan Chase Bank, N.A., 5.88%, 6/13/16	1.54%
Vodafone Group Plc, 5.63%, 2/27/17	1.56%	Xerox Corp., 6.40%, 3/15/16	1.54%
*A listing of all portfolio holdings can be found beginning on page 5.

				Growth of $10,000 Initial Investment Since Inception (12/30/13)
The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

3

	FUND STATISTICS (UNAUDITED)
	RBC Ultra-Short Fixed Income Fund
Investment Objective	Current income and capital appreciation.
Benchmark	BofA Merrill Lynch 1 Year US Treasury Note Index

Asset Allocation (as of 9/30/14) (% of fund’s investments)
Top Ten Holdings (as of 9/30/14) (% of fund’s net assets)	Federal Home Loan Bank, 0.08%, 10/15/14	2.35%	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 01/15/20	1.53%
	Federal Home Loan Bank, 0.09%, 10/08/14	1.76%	Morgan Stanley, 6.00%, 04/28/15	1.52%
	Springleaf Mortgage Loan Trust, Series 2012-2, Class A, 2.22%, 10/25/57	1.65%	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1.50%
	Vodafone Group Plc, 5.63%, 02/27/17	1.61%	Amsouth Bank, N.A., 5.20%, 04/01/15	1.50%
	JPMorgan Chase Bank, N.A., 5.88%, 06/13/16	1.59%	ING Bank NV, 3.00%, 09/01/15	1.50%
	*A listing of all portfolio holdings can be found beginning on page 11.
Growth of $10,000 Initial Investment Since Inception (12/30/13)
	The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

September 30, 2014 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 14.29%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$156,792
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,099
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	149,047
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	249,998
177,048	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.04%, 12/25/34(b)	175,238
154,457	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.81%, 4/25/36(b)	150,391
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	248,972
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	250,962
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	259,778
100,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	99,950
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	149,706
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	248,028
224,191	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 0.63%, 2/25/35(b)	216,077

Total Asset Backed Securities		2,505,038

(Cost $2,525,701)

Collateralized Mortgage Obligations — 8.63%
88,048	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 1.00%, 2/25/35(b)	87,274
202,291	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.44%, 12/25/35(a)(b)	196,533
250,000	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.85%, 6/28/47(a)(b)	252,158
150,720	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.44%, 12/26/35(a)(b)	146,952
161,961	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.84%, 2/25/35(b)	163,546
220,251	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.38%, 8/26/35(a)(b)	221,197
64,899	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	64,720
154,745	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	154,057

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Principal Amount		Value
$226,892	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	$226,847

Total Collateralized Mortgage Obligations		1,513,284

(Cost $1,522,097)

Corporate Bonds — 70.97%
Banks — 14.97%
225,000	Amsouth Bank, N.A., 5.20%, 4/1/15	229,603
250,000	Bank of America, N.A., 1.13%, 11/14/16	249,335
250,000	Bank of America, N.A., 5.30%, 3/15/17	270,853
200,000	BNP Paribas SA, 2.40%, 12/12/18	200,570
250,000	Branch Banking & Trust Co., 0.55%, 9/13/16(b)	249,553
250,000	Citigroup, Inc., 5.50%, 2/15/17	271,006
200,000	Fifth Third Bank, 2.38%, 4/25/19	200,281
200,000	ING Bank NV, 3.75%, 3/7/17(a)	210,424
250,000	JPMorgan Chase Bank, N.A., 5.88%, 6/13/16	269,991
250,000	PNC Funding Corp., 5.63%, 2/1/17	272,533
200,000	Wachovia Corp., 0.50%, 6/15/17(b)	200,125

		2,624,274

Consumer Discretionary — 4.02%
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	111,250
230,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	257,586
123,000	L Brands, Inc., 6.90%, 7/15/17	136,069
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	200,374

		705,279

Finance - Diversified — 7.89%
150,000	American Tower Corp. REIT, 7.00%, 10/15/17	170,759
250,000	Bear Stearns Cos. LLC (The), 0.62%, 11/21/16(b)	250,054
250,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	284,369
100,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	104,750
200,000	Murray Street Investment Trust I, 4.65%, 3/9/17(c)	214,072
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	208,522
150,000	Synchrony Financial, 3.00%, 8/15/19	150,411

		1,382,937

Health Care — 1.38%
250,000	Actavis Funding SCS, 2.45%, 6/15/19(a)	243,075

Industrials — 8.75%
180,000	B/E Aerospace, Inc., 6.88%, 10/1/20	192,150
100,000	Ball Corp., 6.75%, 9/15/20	104,750
150,000	Case New Holland, Inc., 7.88%, 12/1/17	166,687
100,000	CSX Corp., 5.60%, 5/1/17	110,245
200,000	CSX Corp., 7.90%, 5/1/17	231,257

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Principal Amount		Value
$100,000	Eaton Corp., 0.95%, 11/2/15	$100,317
65,000	Eaton Corp., 5.60%, 5/15/18	73,077
200,000	L-3 Communications Corp., 3.95%, 11/15/16	210,243
200,000	Owens Corning, 6.50%, 12/1/16	220,329
125,000	Tyco Electronics Group SA, 2.35%, 8/1/19	124,727

		1,533,782

Information Technology — 4.10%
200,000	Fidelity National Information Services, Inc., 1.45%, 6/5/17	198,834
250,000	Oracle Corp., 0.74%, 10/8/19(b)	250,985
250,000	Xerox Corp., 6.40%, 3/15/16	269,384

		719,203

Insurance — 5.49%
200,000	American International Group, Inc., 8.25%, 8/15/18	244,291
100,000	Genworth Holdings, Inc., 6.52%, 5/22/18	112,651
150,000	Genworth Holdings, Inc., 8.63%, 12/15/16	172,084
200,000	ING US, Inc., 2.90%, 2/15/18	205,756
201,000	Prudential Financial, Inc., 6.00%, 12/1/17	227,144

		961,926

Materials — 5.59%
150,000	ArcelorMittal, 5.00%, 2/25/17	155,235
150,000	CF Industries, Inc., 6.88%, 5/1/18	173,724
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	251,367
150,000	International Paper Co., 7.95%, 6/15/18	179,075
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	220,779

		980,180

Media — 3.41%
150,000	21st Century Fox America, Inc., 8.25%, 8/10/18	183,602
150,000	CBS Corp., 4.63%, 5/15/18	163,039
200,000	Time Warner Cable, Inc., 8.75%, 2/14/19	251,762

		598,403

Oil & Gas — 7.67%
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	228,875
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	124,300
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	155,099
135,000	Marathon Oil Corp., 6.00%, 10/1/17	151,967
200,000	Newfield Exploration Co., 6.88%, 2/1/20	208,500
100,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	107,838
130,000	Plains Exploration & Production Co., 6.50%, 11/15/20	142,366
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	225,228

		1,344,173

Telecommunication Services — 6.45%
300,000	AT&T, Inc., 5.80%, 2/15/19	343,782

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Principal Amount		Value
$200,000	CenturyLink, Inc., 5.15%, 6/15/17	$209,500
300,000	Verizon Communications, Inc., 1.00%, 6/17/19(b)	304,159
250,000	Vodafone Group Plc, 5.63%, 2/27/17	274,037

		1,131,478

Utilities — 1.25%
200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	218,796

Total Corporate Bonds		12,443,506

(Cost $12,461,474)

Municipal Bonds — 0.57%
California — 0.57%
100,000	University of California Revenue Bonds, Series Y-1, 0.66%, 7/1/41(b)	100,374

Total Municipal Bonds		100,374

(Cost $100,000)

U.S. Government Agency Backed Mortgages — 1.81%
Fannie Mae — 0.83%
11,014	Series 2001-70, Class OF, 1.11%, 10/25/31(b)	11,216
18,287	Series 2002-55, Class QE, 5.50%, 9/25/17	19,128
24,234	Series 2005-68, Class BC, 5.25%, 6/25/35	26,280
8,303	Series 2009-87, Class FX, 0.91%, 11/25/39(b)	8,441
75,941	Series 2012-3, Class EA, 3.50%, 10/25/29	79,498

		144,563

Freddie Mac — 0.98%
8,959	Series 2448, Class FT, 1.15%, 3/15/32(b)	9,145
9,393	Series 2488, Class FQ, 1.15%, 3/15/32(b)	9,596
69,156	Series 2627, Class MW, 5.00%, 6/15/23	75,316
9,517	Series 3725, Class A, 3.50%, 9/15/24	9,997
10,560	Series 3770, Class FP, 0.65%, 11/15/40(b)	10,615
56,518	Series 4027, Class GD, 2.00%, 10/15/25	57,184

		171,853

Total U.S. Government Agency Backed Mortgages		316,416

(Cost $312,190)

U.S. Government Agency Obligations — 1.71%
Fannie Mae — 1.71%
300,000	0.08%, 10/2/14(d)	300,000

Total U.S. Government Agency Obligations		300,000

(Cost $299,999)

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Shares		Value
Investment Company — 1.15%
200,840	RBC Prime Money Market Fund, Institutional Class 1(e)	$200,840

Total Investment Company		200,840

(Cost $200,840)

Total Investments		$17,379,458
(Cost $17,422,301)(f) — 99.13%

Other assets in excess of liabilities — 0.87%		153,249

NET ASSETS — 100.00%		$17,532,707

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Represents effective yield to maturity on date of purchase.
(e)	Affiliated investment.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Financial futures contracts as of September 30, 2014:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	14	June, 2017	$2,100	USD	3,406,375	Barclays Plc

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	13	March, 2018	$(4,538)	USD	3,148,288	Barclays Plc
90-Day Euro Dollar	5	June, 2018	(1,937)	USD	1,209,688	Barclays Plc
90-Day Euro Dollar	11	September, 2018	(4,538)	USD	2,659,112	Barclays Plc
90-Day Euro Dollar	2	December, 2018	(850)	USD	483,125	Barclays Plc
90-Day Euro Dollar	9	June, 2019	(3,937)	USD	2,171,475	Barclays Plc
90-Day Euro Dollar	4	September, 2019	(1,800)	USD	964,500	Barclays Plc

Total			$(17,600)

See notes to financial statements.

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

September 30, 2014 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 17.78%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$156,792
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,099
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	149,048
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	249,998
177,048	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M1, 1.04%, 12/25/34(b)	175,238
150,000	CNH Equipment Trust, Series 2014-B, Class A3, 0.91%, 5/15/19	149,413
153,065	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 0.81%, 4/25/36(b)	149,036
250,000	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(a)	249,572
120,000	Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.77%, 3/19/18	119,686
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	248,972
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	250,962
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	259,778
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36%, 4/15/20	251,587
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	248,028
224,191	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.63%, 2/25/35(b)	216,077

Total Asset Backed Securities		3,024,286

(Cost $3,047,248)

Collateralized Mortgage Obligations — 9.65%
202,291	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.44%, 12/25/35(a)(b)	196,533
250,000	Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2010-RS2, Class A3, 3.85%, 6/28/47(a)(b)	252,158
150,720	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.44%, 12/26/35(a)(b)	146,952
161,961	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.84%, 2/25/35(b)	163,546
220,251	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.38%, 8/26/35(a)(b)	221,197
279,572	Springleaf Mortgage Loan Trust, Series 2012-2, Class A, 2.22%, 10/25/57(a)(b)	279,990
154,745	Springleaf Mortgage Loan Trust, Series 2013-2, Class A, 1.78%, 12/25/65(a)(b)	154,057

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Principal Amount		Value
$226,892	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	$226,847

Total Collateralized Mortgage Obligations		1,641,280

(Cost $1,653,657)

Corporate Bonds — 54.13%
Banks — 21.50%
250,000	Amsouth Bank, N.A., 5.20%, 4/1/15	255,114
200,000	Bank of America Corp., 5.25%, 12/1/15	209,437
250,000	Bank of America, N.A., 1.13%, 11/14/16	249,335
25,000	Bank of Montreal, 0.70%, 9/11/15(b)	25,106
90,000	Bank of Montreal, 0.83%, 4/9/18(b)	90,783
50,000	Bank of Nova Scotia, 0.63%, 3/15/16(b)	50,171
250,000	Branch Banking & Trust Co., 0.55%, 9/13/16(b)	249,553
175,000	Capital One Financial Corp., 0.88%, 11/6/15(b)	175,812
250,000	Citigroup, Inc., 0.90%, 11/15/16(b)	251,411
150,000	Citigroup, Inc., 3.95%, 6/15/16	157,543
250,000	Fifth Third Bancorp, 0.65%, 12/20/16(b)	249,449
200,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/7/16	206,684
200,000	ING Bank NV, 2.00%, 9/25/15(a)	202,557
250,000	ING Bank NV, 3.00%, 9/1/15(a)	254,863
250,000	JPMorgan Chase Bank, N.A., 5.88%, 6/13/16	269,991
250,000	Morgan Stanley, 6.00%, 4/28/15	257,703
250,000	Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	252,108
250,000	Wachovia Corp., 0.60%, 10/15/16(b)	250,006

		3,657,626

Consumer Discretionary — 5.61%
175,000	Anheuser-Busch InBev Finance, Inc., 0.43%, 1/27/17(b)	174,920
25,000	Coca-Cola Co. (The), 0.34%, 11/1/16(b)	25,031
185,000	ConAgra Foods, Inc., 1.35%, 9/10/15	185,959
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	111,250
225,000	CVS Caremark Corp., 1.20%, 12/5/16	225,323
120,000	L Brands, Inc., 6.90%, 7/15/17	132,750
100,000	Whirlpool Corp., 1.35%, 3/1/17	99,660

		954,893

Consumer Staples — 1.18%
200,000	McKesson Corp., 0.64%, 9/10/15(b)	200,263

Finance - Diversified — 5.39%
150,000	American Tower Corp. REIT, 7.00%, 10/15/17	170,759
150,000	Bear Stearns Cos LLC (The), 0.62%, 11/21/16(b)	150,033
225,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	255,932
14,000	General Electric Capital Corp., 1.26%, 7/2/15(b)	14,107
100,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	104,750

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Principal Amount		Value
$20,000	PACCAR Financial Corp., 0.83%, 12/6/18(b)	$20,198
200,000	Synchrony Financial, 1.88%, 8/15/17	200,276

		916,055

Health Care — 0.88%
150,000	Express Scripts Holding Co., 1.25%, 6/2/17	148,815

Industrials — 3.43%
100,000	Ball Corp., 6.75%, 9/15/20	104,750
200,000	Eaton Corp., 0.95%, 11/2/15	200,635
125,000	L-3 Communications Corp., 3.95%, 11/15/16	131,402
132,000	Owens Corning, 6.50%, 12/1/16	145,417
2,000	United Technologies Corp., 0.73%, 6/1/15(b)	2,006

		584,210

Information Technology — 3.60%
140,000	Fidelity National Information Services, Inc., 1.45%, 6/5/17	139,184
250,000	Oracle Corp., 0.74%, 10/8/19(b)	250,985
7,000	Oracle Corp., 0.81%, 1/15/19(b)	7,071
200,000	Xerox Corp., 6.40%, 3/15/16	215,507

		612,747

Insurance — 3.81%
200,000	American International Group, Inc., 5.60%, 10/18/16	217,738
185,000	Genworth Holdings, Inc., 8.63%, 12/15/16	212,237
200,000	Hartford Financial Services Group, Inc. (The), 5.38%, 3/15/17	218,402

		648,377

Materials — 1.06%
175,000	ArcelorMittal, 9.50%, 2/15/15	179,813

Media — 0.74%
125,000	Walt Disney Co. (The), 0.54%, 5/30/19(b)	125,287

Oil & Gas — 3.03%
150,000	Enbridge, Inc., 0.68%, 6/2/17(b)	150,474
175,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	180,949
170,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	183,324

		514,747

Telecommunication Services — 3.10%
250,000	Verizon Communications, Inc., 1.00%, 6/17/19(b)	253,466
250,000	Vodafone Group Plc, 5.63%, 2/27/17	274,038

		527,504

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Principal Amount		Value
Utilities — 0.80%
$125,000	Southwestern Electric Power Co., 5.55%, 1/15/17	$136,748

Total Corporate Bonds		9,207,085

(Cost $9,206,364)

U.S. Government Agency Backed Mortgages — 13.02%
Fannie Mae — 8.52%
148,813	Pool #254235, 6.00%, 3/1/17	155,994
177,069	Pool #725098, 5.50%, 12/1/18	187,935
85,466	Pool #739413, 5.00%, 10/1/18	90,744
161,034	Pool #888467, 6.00%, 6/1/22	176,017
197,508	Pool #AL0202, 4.00%, 4/1/21	209,806
18,309	Series 2002-73, Class OE, 5.00%, 11/25/17	19,248
127,684	Series 2003-120, Class BL, 3.50%, 12/25/18	133,165
46,601	Series 2003-55, Class CD, 5.00%, 6/25/23	50,951
77,052	Series 2004-3, Class BE, 4.00%, 2/25/19	80,965
35,481	Series 2006-128, Class AP, 5.50%, 4/25/36	36,242
16,590	Series 2009-36, Class AB, 4.00%, 5/25/23	17,033
70,906	Series 2011-23, Class AB, 2.75%, 6/25/20	73,102
214,175	Series 2012-1, Class GB, 2.00%, 2/25/22	217,414

		1,448,616

Freddie Mac — 4.45%
19,089	Series 2543, Class NM, 5.00%, 12/15/17	20,083
105,448	Series 2649, Class QH, 4.50%, 7/15/18	111,155
61,776	Series 2675, Class CK, 4.00%, 9/15/18	64,950
69,339	Series 2761, Class CB, 4.00%, 3/15/19	72,986
21,184	Series 3484, Class DA, 5.00%, 9/15/22	21,319
146,809	Series 3710, Class AB, 2.00%, 8/15/20	149,677
136,669	Series 3726, Class BA, 2.00%, 8/15/20	138,441
168,130	Series 3852, Class EA, 4.50%, 12/15/21	178,980

		757,591

Ginnie Mae — 0.05%
8,063	Series 2010-6, Class BP, 2.25%, 3/16/33	8,085

Total U.S. Government Agency Backed Mortgages		2,214,292

(Cost $2,207,222)

U.S. Government Agency Obligations — 4.11%
Federal Home Loan Bank — 4.11%
400,000	0.08%, 10/15/14(c)	399,994
300,000	0.09%, 10/8/14(c)	299,998

Total U.S. Government Agency Obligations		699,992

(Cost $699,982)

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2014 (Unaudited)

Shares		Value
Investment Company — 0.81%
138,297	RBC Prime Money Market Fund, Institutional Class 1(d)	$138,297

Total Investment Company		138,297

(Cost $138,297)

Total Investments		$16,925,232
(Cost $16,952,770)(e) — 99.50%

Other assets in excess of liabilities — 0.50%		85,035

NET ASSETS — 100.00%		$17,010,267

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2014.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Affiliated investment.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of September 30, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	1	March, 2016	$263	USD	246,800	Barclays Plc
90-Day Euro Dollar	1	June, 2016	263	USD	246,100	Barclays Plc
90-Day Euro Dollar	1	September, 2016	237	USD	245,387	Barclays Plc
90-Day Euro Dollar	1	December, 2016	200	USD	244,688	Barclays Plc
Two Year U.S. Treasury Bonds	16	December, 2014	1,000	USD	3,502,500	Barclays Plc

Total			$1,963

See	notes to financial statements.

15

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $17,221,461 and $16,814,473, respectively)	$17,178,618	$16,786,935
Affiliated investment (cost $200,840 and $138,297, respectively)	200,840	138,297
Interest and dividends receivable	148,798	84,329
Receivable from advisor	12,070	12,904
Cash pledged for financial futures contracts	39,378	15,685
Unrealized appreciation on futures contracts	2,100	1,963
Prepaid expenses and other assets	58,721	58,535

Total Assets	17,640,525	17,098,648

Liabilities:
Distributions payable	985	—
Payable for capital shares redeemed	808	318
Unrealized depreciation on futures contracts	17,600	—
Accrued expenses and other payables:
Accounting fees	2,055	2,053
Distribution fees	370	30
Trustee fees	540	554
Shareholder reports	2,731	2,473
Audit fees	26,938	26,938
Transfer Agent fees	1,369	1,394
Offering costs	49,307	49,307
Other	5,115	5,314

Total Liabilities	107,818	88,381

Net Assets	$17,532,707	$17,010,267

Net Assets Consist Of:
Capital	$17,561,582	$17,053,067
Undistributed net investment income	13,172	21,258
Accumulated net realized gains (losses) from investment transactions	16,296	(38,483)
Net unrealized depreciation on investments	(58,343)	(25,575)

Net Assets	$17,532,707	$17,010,267

See notes to financial statements.

16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

September 30, 2014 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Assets:
Class F	$1,747,363	$332,211
Class I	15,785,344	16,678,056

Total	$17,532,707	$17,010,267

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class F	174,727	33,351
Class I	1,578,903	1,674,312

Total	1,753,630	1,707,663

Net Asset Values and Redemption Price Per Share:
Class F	$10.00	$9.96

Class I	$10.00	$9.96

See notes to financial statements.

17

FINANCIAL STATEMENTS

Statement of Operations

For the Period Ended September 30, 2014 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$132,659	$104,384
Dividend income - affiliated investment	27	22

Total Investment Income	132,686	104,406

Expenses:
Investment advisory fees	22,044	17,113
Distribution fees - Class F	756	118
Accounting fees	12,901	12,876
Audit fees	16,038	16,038
Legal fees	5,178	5,120
Custodian fees	1,445	1,667
Insurance fees	1,690	1,690
Trustees’ fees	329	328
Transfer agent fees - Class F	1,775	1,775
Transfer agent fees - Class I	3,618	3,609
Shareholder reports	6,623	6,389
Registration and filing fees	9,042	9,042
Offering costs	42,689	42,689
Other fees	3,491	3,443

Total expenses	127,619	121,897

Expenses waived/reimbursed by:
Advisor	(101,145)	(101,247)

Net Expenses	26,474	20,650

Net Investment Income	106,212	83,756

Realized/Unrealized Gains (Losses):
Net realized gains (losses) on:
Investment transactions	340	(16,893)
Futures contracts	(7,358)	(1,749)

Net realized losses	(7,018)	(18,642)

Net change in unrealized appreciation (depreciation) on:
Investments	(37,185)	(19,892)
Futures contracts	(18,955)	(1,743)

Net unrealized losses	(56,140)	(21,635)

Change in net assets resulting from operations	$43,054	$43,479

See notes to financial statements.

18

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Short Duration Fixed Income Fund
	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$106,212	$36,427
Net realized gains (losses) from investments	(7,018)	24,605
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(56,140)	(2,203)

Change in net assets resulting from operations	43,054	58,829

Distributions to Class F Shareholders:
From net investment income	(10,211)	(12)

Distributions to Class I Shareholders:
From net investment income	(96,018)	(37,734)

Change in net assets resulting from shareholder distributions	(106,229)	(37,746)

Capital Transactions:
Proceeds from shares issued	7,951,550	10,387,500
Distributions reinvested	101,746	37,746
Cost of shares redeemed	(903,743)	—

Change in net assets resulting from capital transactions	7,149,553	10,425,246

Net increase in net assets	7,086,378	10,446,329

Net Assets:
Beginning of period	10,446,329	—

End of period	$17,532,707	$10,446,329

Undistributed net investment income	$13,172	$13,189

Share Transactions:
Issued	790,863	1,038,798
Reinvested	10,132	3,766
Redeemed	(89,929)	—

Change in shares resulting from capital transactions	711,066	1,042,564

(a)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.

See notes to financial statements.

19

FINANCIAL STATEMENTS

Statement of Changes in Net Assets (cont.)

	Ultra-Short Fixed Income Fund
	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$83,756	$22,167
Net realized gains (losses) from investments	(18,642)	852
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(21,635)	(3,940)

Change in net assets resulting from operations	43,479	19,079

Distributions to Class F Shareholders:
From net investment income	(1,257)	(11)

Distributions to Class I Shareholders:
From net investment income	(82,526)	(34,787)

Change in net assets resulting from shareholder distributions	(83,783)	(34,798)

Capital Transactions:
Proceeds from shares issued	7,015,054	10,149,250
Distributions reinvested	83,783	34,798
Cost of shares redeemed	(216,595)	—

Change in net assets resulting from capital transactions	6,882,242	10,184,048

Net increase in net assets	6,841,938	10,168,329

Net Assets:
Beginning of period	10,168,329	—

End of period	$17,010,267	$10,168,329

Undistributed net investment income	$21,258	$21,285

Share Transactions:
Issued	702,546	1,014,928
Reinvested	8,396	3,486
Redeemed	(21,693)	—

Change in shares resulting from capital transactions	689,249	1,018,414

(a)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
Class F	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.02	$10.04

Net investment income(b)	0.07	0.01
Realized and unrealized gains	(0.02)	(0.02)

Total from investment activities	0.05	(0.01)

Distributions:
Net investment income	(0.07)	(0.01)
Realized gains	—	—

Total distributions	(0.07)	(0.01)

Net asset value, end of period	$10.00	$10.02

Total Return:(c)	0.49%	(0.08)%

Ratios to Average Net Assets:(d)
Ratio of Net Expenses to Average Net Assets	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.33%
Ratio of Expenses to Average Net Assets*	1.94%	43.21%

Net assets, end of period (in thousands)	$1,747	$10
Portfolio turnover**	9%	46%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014 for Class F shares and from December 30, 2013 (commencement of operations) to March 31, 2014 for Class I shares.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See notes to the financial statements.

21

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.02	$10.00

Net investment income(b)	0.07	0.04
Realized and unrealized gains	(0.02)	0.02

Total from investment activities	0.05	0.06

Distributions:
Net investment income	(0.07)	(0.04)
Realized gains	—	—

Total distributions	(0.07)	(0.04)

Net asset value, end of period	$10.00	$10.02

Total Return:(c)	0.53%	0.57%

Ratios to Average Net Assets:(d)
Ratio of Net Expenses to Average Net Assets	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.41%
Ratio of Expenses to Average Net Assets*	1.71%	3.66%

Net assets, end of period (in thousands)	$15,785	$10,436
Portfolio turnover**	9%	46%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014 for Class F shares and from December 30, 2013 (commencement of operations) to March 31, 2014 for Class I shares.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See notes to the financial statements.

22

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
Class F	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.99	$9.98

Net investment income(b)	0.05	—
Realized and unrealized gains	(0.02)	0.02

Total from investment activities	0.03	0.02

Distributions:
Net investment income	(0.06)	(0.01)
Realized gains	—	—

Total distributions	(0.06)	(0.01)

Net asset value, end of period	$9.96	$9.99

Total Return:(c)	0.27%	0.21%

Ratios to Average Net Assets:(d)
Ratio of Net Expenses to Average Net Assets	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.10%	(0.08)%
Ratio of Expenses to Average Net Assets*	3.24%	43.18%

Net assets, end of period (in thousands)	$332	$10
Portfolio turnover**	14%	41%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014 for Class F shares and from December 30, 2013 (commencement of operations) to March 31, 2014 for Class I shares.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See notes to the financial statements.

23

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.98	$10.00

Net investment income(b)	0.06	0.02
Realized and unrealized gains	(0.02)	(0.01)

Total from investment activities	0.04	0.01

Distributions:
Net investment income	(0.06)	(0.03)
Realized gains	—	—

Total distributions	(0.06)	(0.03)

Net asset value, end of period	$9.96	$9.98

Total Return:(c)	0.42%	0.14%

Ratios to Average Net Assets:(d)
Ratio of Net Expenses to Average Net Assets	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.23%	0.88%
Ratio of Expenses to Average Net Assets*	1.76%	3.70%

Net assets, end of period (in thousands)	$16,678	$10,158
Portfolio turnover**	14%	41%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014 for Class F shares and from December 30, 2013 (commencement of operations) to March 31, 2014 for Class I shares.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See notes to the financial statements.

24

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. This report includes the following two investment portfolios (each a “Fund” amd collectively, the “Funds”):

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class F and Class I shares. Class F and Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge (“CDSC”).

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

25

NOTES TO FINANCIAL STATEMENTS

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

26

NOTES TO FINANCIAL STATEMENTS

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund
Assets:
Investments in Securities
Asset Backed Securities	$—	$2,505,038	$—	$2,505,038
Collateralized Mortgage Obligations	—	1,513,284	—	1,513,284
Corporate Bonds	—	12,443,506	—	12,443,506
Municipal Bonds	—	100,374	—	100,374
U.S. Government Agency Backed Mortgages	—	316,416	—	316,416
U.S. Government Agency Obligations	—	300,000	—	300,000
Investment Company	200,840	—	—	200,840
Other Financial Instruments(*)
Interest Rate Contracts	2,100	—	—	2,100

	$202,940	$17,178,618	$—	$17,381,558

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(17,600)	$—	$—	$(17,600)

27

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Asset Backed Securities	$—	$3,024,286	$—	$3,024,286
Collateralized Mortgage Obligations	—	1,641,280	—	1,641,280
Corporate Bonds	—	9,207,085	—	9,207,085
U.S. Government Agency Backed
Mortgages	—	2,214,292	—	2,214,292
U.S. Government Agency Obligations	—	699,992	—	699,992
Investment Company	138,297	—	—	138,297
Other Financial Instruments(*)
Interest Rate Contracts	1,963	—	—	1,963

	$140,260	$16,786,935	$—	$16,927,195

* Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended September 30, 2014, the Funds held no investments categorized as Level 3 in the hierarchy.

During the period ended September 30, 2014, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Funds’ returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Funds’ hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of September 30, 2014, see the following section for financial futures contracts.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange

28

NOTES TO FINANCIAL STATEMENTS

rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statement of Assets and Liabilities at September 30, 2014.

Fair value of derivative instruments as of September 30, 2014:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
Short Duration Fixed Income Fund
	Asset Derivatives
Interest Rate Risk	Unrealized Appreciation on Future Contracts	$2,100

	Liability Derivatives
Interest Rate Risk	Unrealized Depreciation on Future Contracts	$17,600

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
Ultra-Short Fixed Income Fund
	Asset Derivatives
Interest Rate Risk	Unrealized Appreciation on Future Contracts	$1,963

The effect of Derivative Instruments on the Statement of Operations during the period ended September 30, 2014 is as follows:

	Derivative Instruments Categorized by Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts
Short Duration Fixed Income Fund	Interest Rate Risk	$(7,358)	$(18,955)
Ultra-Short Fixed Income Fund	Interest Rate Risk	(1,749)	(1,743)

For the period ended September 30, 2014, the average volume of derivative activities are as follows:

	Futures Long Positions (Contracts)	Futures Short Positions (Contracts)
Short Duration Fixed Income Fund	17	31
Ultra-Short Fixed Income Fund	—	17

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

The Funds’ risk of loss from counterparty risk on over-the-counter (“OTC”) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

29

NOTES TO FINANCIAL STATEMENTS

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

TBA Commitments:

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2014, the Funds had no outstanding TBA commitments.

Affiliated Investments:

Each Fund invests in other Funds of the Trust (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

	Value March 31, 2013	Purchases	Sales	Value September 30, 2014	Dividends
Investments in RBC Prime
Money Market Fund
— Institutional Class I
Short Duration Fixed Income Fund	$198,830	$8,440,519	$8,438,509	$200,840	$27
Ultra-Short Fixed Income Fund	310,129	8,372,004	8,543,836	138,297	22

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA). As of September 30, 2014, there are no obligations with credit enhancement or liquidity features.

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statement of Operations. Unamortized offering costs are included in prepaid expenses on the Statement of Assets and Liabilities.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the

30

NOTES TO FINANCIAL STATEMENTS

accrual basis and includes the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Funds either proportionately based upon the Funds’ relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Funds are charged expenses specific to that class, such as distribution fees. Within the Funds, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.25%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class F and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until January 31, 2016.

	Class F Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.40%	0.30%

This expense limitation agreement is in place until January 31, 2016 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At September 30, 2014, the amounts subject to possible recoupment under the expense limitation agreement are $186,985 and $187,030 for the Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively.

31

NOTES TO FINANCIAL STATEMENTS

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $35,000 ($41,500 effective October 1, 2014). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

On December 30, 2013, the Advisor invested $10 million in each Fund to provide each Fund with its initial investment assets, and on March 3, 2014, invested $10,000 in Class F of each Fund to provide the initial assets for that share class. The table below shows, as of September 30, 2014, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund
Short Duration Fixed Income Fund	$17,532,707	1,012,004	57.7%
Ultra-Short Fixed Income Fund	$17,010,267	1,010,717	59.2%

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class F covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class F is 0.10%.

Plan fees are based on average daily net assets of Class F. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2014, there were no fees waived by the Distributor.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2014 were as follows:

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Purchases (Excl. US Gov’t.)	$8,526,938	$8,234,038
Sales (Excl. US Gov’t.)	$1,225,046	$1,739,722
Purchases of US Gov’t.	$ —	$ —
Sales of US Gov’t.	$ —	$ —

32

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Funds are summarized below:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)	For the Period Ended September 30, 2014	For the Period Ended March 31, 2014(a)
CAPITAL TRANSACTIONS:
Class F
Proceeds from shares issued	$2,617,953	$ 10,000	$ 377,054	$ 10,000
Distributions reinvested	6,917	12	1,257	11
Cost of shares redeemed	(878,107)	—	(55,100)	—

Change in Class F	$1,746,763	$ 10,012	$ 323,211	$ 10,011

Class I
Proceeds from shares issued	$5,333,597	$10,377,500	$6,638,000	$10,139,250
Distributions reinvested	94,829	37,734	82,526	34,787
Cost of shares redeemed	(25,636)	—	(161,495)	—

Change in Class I	$5,402,790	$10,415,234	$6,559,031	$10,174,037

Change in net assets resulting from capital transactions	$7,149,553	$10,425,246	$6,882,242	$10,184,048

SHARE TRANSACTIONS:
Class F
Issued	260,422	996	37,743	1,002
Reinvested	689	1	126	1
Redeemed	(87,381)	—	(5,521)	—

Change in Class F	173,730	997	32,348	1,003

Class I
Issued	530,441	1,037,802	664,803	1,013,926
Reinvested	9,443	3,765	8,270	3,485
Redeemed	(2,548)	—	(16,172)	—

Change in Class I	537,336	1,041,567	656,901	1,017,411

Change in shares resulting from capital transactions	711,066	1,042,564	689,249	1,018,414

(a) For the period from March 3, 2014 (commencement of operations) to March 31, 2014 for Class F and December 30, 2013 (commencement of operations) to March 31, 2014 for Class I.

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the period ended March 31, 2014) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

33

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2014, tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Short Duration Fixed Income Fund	$17,422,301	$ 37,536	$ (80,379)	$ (42,843)
Ultra-Short Fixed Income Fund	16,952,770	25,644	(53,182)	(27,538)

The tax character of distributions during the period ended March 31, 2014 were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
Short Duration Fixed Income Fund	$ 37,746	$ 37,746
Ultra-Short Fixed Income Fund	34,798	34,798

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2015.

As of March 31, 2014, Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $16,135 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund did not have any deferred qualified late-year capital losses.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

34

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class F and Class I shares.

Class F

Class F shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load). Class F shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

35

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14-9/30/14	Annualized Expense Ratio During Period 4/1/14-9/30/14

Short Duration Fixed Income Fund	Class F	$1,000.00	$1,000.00	$2.26	0.45%
	Class I	1,000.00	1,005.30	1.76	0.35%

Ultra-Short Fixed Income Fund	Class F	1,000.00	1,000.00	2.01	0.40%
	Class I	1,000.00	1,004.20	1.51	0.30%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14-9/30/14	Annualized Expense Ratio During Period 4/1/14-9/30/14
Short Duration Fixed Income Fund	Class F	$1,000.00	$1,022.81	$2.28	0.45%
	Class I	1,000.00	1,023.31	1.78	0.35%

Ultra-Short Fixed Income Fund	Class F	1,000.00	1,023.06	2.03	0.40%
	Class I	1,000.00	1,023.56	1.52	0.30%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

36

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2014, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the RBC Short Duration Fixed Income Fund and the RBC Ultra-Short Fixed Income Fund (each a “Fund” and together, the “Funds”), the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor (the “Agreements”) for each Fund for an additional year ending September 30, 2015.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Funds, and the Funds’ performance and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals, and their experience with the portfolio management team with regard to other products over the years. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board.

The Trustees reviewed the Funds’ expense structure and advisory fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees were satisfied with the Advisor’s view that it was premature to impose contractual advisory fee breakpoints, but determined that profitability and economies of scale information would be developed over time as the Funds operate, so that the Advisor and Trustees could evaluate fee levels and possible future economies of scale.

The Trustees’ considerations included other benefits expected to be derived by the Advisor from its relationship with the Funds, such as from the Advisor’s role as co-administrator to the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees noted that the performance of the Short Duration Fixed Income Fund was top quintile during the initial period of operations, while the Ultra-Short Fixed Income Fund performance was less favorable but reasonable given the market conditions. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all of the circumstances and were within the range of what might have been negotiated at arms’ length. Both the advisory fee and overall expense level for each of the Funds was favorable versus peers. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

37

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38

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the funds’ portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2014.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment adviser for the RBC Funds. The Funds are distributed by Quasar Distributors LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

            Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	December 1, 2014

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	December 1, 2014

* Print the name and title of each signing officer under his or her signature.